Bank Loans and issuance of Debt Securities	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank Loans and issuance of Debt Securities
16.	Bank Loans and issuance of Debt Securities
a.	Bank Loans

The Company made debt securities in Mexico to finance capital investments and refinance maturities, in addition to contracting bank loans for business acquisitions and for the financing of investments in airports located in Jamaica. The totality of the credits contracted with banking institutions and third parties are described below:

	December 31 2019		December 31 2020		December 31 2021
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date nor an amortization schedule.	Ps.	206,107	Ps.	218,176	Ps.	225,119
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date nor an amortization schedule.		9,610		10,174		10,498
On January 19, 2021, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for the amount of USD$95.5 million, with a three-year maturity. The interest rate was set at 2.063%.		1,799,717		1,905,101		1,965,724
On February 15, 2021, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for the amount of USD$95.5 million, with a three-year maturity. The interest rate was set at 1.97%.		1,799,717		1,905,101		1,965,724
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at LIBOR 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2021 the balance amounted to USD$28.0 million.		621,891		718,153		576,338
On April 13, 2020, GAP signed a simple unsecured loan with Scotiabank for Ps. 1,000,000 for a period of 15 months an interest rate 28 days TIIE variable plus 100 basis points. On May 13, 2021 the balance amounted was paid.		—		1,000,000		—
On May 15, 2020, GAP signed a simple unsecured loan with BBVA Bancomer Ps. 1,000,000. The loan bears interest at a fixed annual interest rate of 6.99%. On May 26, 2021 the balance amounted was paid.		—		1,000,000		—
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$60,000,000. The loan bears interest at LIBOR plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments. As of December 31, 2021 the balance amounted to USD$30,000,000.		—		598,461		617,505
Total unpaid balance of bank loans and long-term debt		4,437,043		7,355,166		5,360,908
Less - Current portion		—		(1,159,590)		(164,668)
Long-term portion	Ps.	4,437,043	Ps.	6,195,576	Ps.	5,196,240
b)	Issuance of Debt Securities

	December 31 2019		December 31 2020		December 31 2021
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,100,000 under the "GAP 15" name, at a variable interest rate of 28-day TIIE plus 24 basis points for a period of five years, maturing on February 14, 2020. On January 29, 2016, the first reopening was made for the long-term debt securities “GAP 15” for the total Ps.1,100,000. It has the same maturity as the originally and accrues the same interest rate. On February 14, 2020, the payment of the certificates was made.	Ps.	2,200,000	Ps.	—	Ps.	—
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps.1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. On July 2, 2021 the balance amounted was paid.		1,500,000		1,500,000		—
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps.1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps.2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%.		2,300,000		2,300,000		2,300,000
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps.3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%		3,000,000		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps.3,000,000 under the "GAP 20" name, at a variable interest rate of 28-day TIIE plus 17 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%		—		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.602,000 under the "GAP 20-2" name, at a variable interest rate of 28-day TIIE plus 85 basis points for a period of three years. As of December 31, 2021, the TIIE rate is 5.7150%		—		602,000		602,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.		—		3,598,000		3,598,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.2,500,000 under the "GAP 21" name, at a variable interest rate of 28-day TIIE plus 60 basis points for a period of four years.		—		—		2,500,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.3,000,000 under the "GAP 21-2" name, at a variable interest rate of 7.91% for a period of seven years.		—		—		3,000,000
Unsecured 5-year green bond certificates with ticker symbol “GAP21V”, for Ps.1,500,000. Interest payable every 28 days at a variable rate of TIIE-28 plus 25 basis points; the payment of the principal will be at maturity, on October 9, 2026, with the option of early amortization.		—		—		1,500,000
Total unpaid balance of long-term debt		12,000,000	Ps.	17,000,000	Ps.	22,500,000
Less - Current portion		(2,200,000)	Ps.	(1,500,000)	Ps.	(3,800,000)
Long-term portion	Ps.	9,800,000	Ps.	15,500,000	Ps.	18,700,000

The proceeds in May and October 2021 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the MDP for the Mexican Airports of Ps.4,498,591 and Ps.1,500,000 for the payment of principal of the stock certificates “GAP 16”. Issued on July 8, 2016, a maturity on July 2, 2021. Issuance expenses of Ps.14,642 were recognized.

The long-term debt previously described, matures as follows:

Year	Amount
2022	Ps.	3,964,668
2023		766,668
2024		7,096,115
2025		7,193,492
2026		2,006,361
Thereafter		6,833,604
	Ps.	27,860,908

As of December 31, 2019, 2020 and 2021, debts are payable by the following companies:

	At December 31, 2019
Company	Current		Long-Term		Total
GAP	Ps.	2,200,000	Ps.	13,399,433	Ps.	15,599,433
MBJA		—		837,610		837,610
Total	Ps.	2,200,000	Ps.	14,237,043	Ps.	16,437,043

	At December 31, 2020
Company	Current		Long-Term		Total
GAP	Ps.	2,500,000	Ps.	20,310,202	Ps.	22,810,202
MBJA		159,590		1,385,374		1,544,964
Total	Ps.	2,659,590	Ps.	21,695,576	Ps.	24,355,166

	At December 31, 2021
Company	Current		Long-Term		Total
GAP	Ps.	3,800,000	Ps.	22,631,449	Ps.	26,431,449
MBJA		164,668		1,264,791		1,429,459
Total	Ps.	3,964,668	Ps.	23,896,240	Ps.	27,860,908

The loan agreements limit the Company’s use of proceeds for the financing of capital expenditures, working capital and prepayments of loans, in addition to prohibiting the merger of the airport creditors with any other entity, as well as the prohibition of sales or transfers of assets in an amount greater than Ps.1,000, without previous authorization from the creditors. In the event of non-compliance with any of the contracts, dividends from the legal entity may not be decreed. The obligation to maintain certain financial ratios is also established, with the refinancing of the loans some modifications were made and have been fulfilled.

As a result of the issuance of the debt securities, the Company has covenants which have been fulfilled during 2019, 2020 and 2021. The principal payment of the debt securities will be made at the end of the contractual term. Direct costs incurred in the issuance or incurrence of debt are deferred and amortized as part of interest expense, using the effective interest rate over the term of each transaction. These costs include commissions and professional fees.

c)	Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2021		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2021
Debt securities current portion	Ps.	2,659,590	Ps.	(2,659,590)	Ps.	—	Ps.	—	Ps.	—	Ps.	3,964,668	Ps.	—	Ps.	—	Ps.	3,964,668
Long-term borrowings		6,195,576		(4,782,073)		—		3,779,413		167,992		(164,668)		—		—		5,196,240
Debt securities		15,500,000		—		7,000,000		—		—		(3,800,000)		—		—		18,700,000
Derivative financial instruments (Note 15)		750,704		—		—		—		—		—		(51,656)		(717,372)		(18,324)
Total	Ps.	25,105,870	Ps.	(7,441,663)	Ps.	7,000,000	Ps.	3,779,413	Ps.	167,992	Ps.	—	Ps.	(51,656)	Ps.	(717,372)	Ps.	27,839,584